Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 99	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300,

Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B,

Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66221

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☒	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX

Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

PROSPECTUS

February     , 2013

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, Oklahoma 74135

918-492-1080

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The prospectus gives you important information about the Funds that you should know before you invest. Please read this prospectus carefully before investing and use it for future reference. The Funds are authorized to offer two classes of shares, one of which, Class A Shares, is offered by this prospectus. Institutional Class Shares are offered by separate prospectus. To obtain a prospectus for those shares, please call 877-670-2227.

FUND SUMMARIES

CLOUD CAPITAL STRATEGIC LARGE CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares – Sales Charges” on page 16 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	x.xx %

Total Annual Fund Operating Expenses	1.74%
Fee Waiver/Expense Reimbursement	(0.00)%

Total Annual Fund Operating Expenses	1.74%
After Fee Waiver/Expense Reimbursement[3]

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund’s average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund’s daily net assets.
3.

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a

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distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$742	$1,092	$1,465	$2,509

Portfolio Turnover

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Large Cap Fund’s portfolio turnover was 163.38%.

Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2012, the S&P 500® Index included companies with market capitalizations between $800 million and $533 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies that utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to

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an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the

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underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.

Portfolio Management

Investment Adviser. Cloud Capital LLC.

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Portfolio Managers. Randy “Bubba” Cloud has been the portfolio manager of the Large Cap Fund since its inception in June 2011. He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

Joshua C. Peters has been the portfolio manager of the Large Cap Fund since December 2012. He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Large Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the prospectus.

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CLOUD CAPITAL STRATEGIC MID CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares – Sales Charges” on page 16 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	1.14%
Acquired Fund Fees and Expenses	x.xx %

Total Annual Fund Operating Expenses	2.05%
Fee Waiver/Expense Reimbursement	(0.24)%

Total Annual Fund Operating Expenses	1.81%
After Fee Waiver/Expense Reimbursement[3]

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund’s average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund’s daily net assets.
3.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

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Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$748	$1,159	$1,594	$2,799

Portfolio Turnover

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Mid Cap Fund’s portfolio turnover was 178.49%.

Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $210 million and $7 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

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The Mid Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

8

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

9

Performance

The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.

Portfolio Management

Investment Adviser. Cloud Capital LLC.

Portfolio Managers. Randy “Bubba” Cloud has been the portfolio manager of the Mid Cap Fund since its inception in June 2011. He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

Joshua C. Peters has been the portfolio manager of the Mid Cap Fund since December 2012. He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Mid Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the prospectus.

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Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$5,000 for all account types There is no minimum amount for subsequent investments.	By Mail: Cloud Capital Funds [Insert name of specific Fund(s)] Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (877) 670-2227

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Funds’ Transfer Agent by calling (877) 670-2227, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective of the Funds

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Each Fund’s investment objective is not fundamental and may be changed without shareholder approval. A Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

Cloud Capital Strategic Large Cap Fund

The Cloud Capital Strategic Large Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2012, the S&P 500® Index included companies with market capitalizations between $800 million and $533 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Additionally, in most circumstances, securities within each industry group will be equal weighted. The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index. The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

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The Large Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Mid Cap Fund

The Mid Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $210 million and $7 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Additionally, in most circumstances, securities within each industry group will be equal weighted. The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index. The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Mid Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are described below. There may be circumstances that could prevent a Fund from achieving its investment goal and you may lose money by investing in a Fund. You should carefully consider a Fund’s investment risks before deciding whether to invest in such Fund.

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All Funds

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. A Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that a Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. A Fund’s net asset value may decline as a result of this risk.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject a Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that a Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When a Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Investment Selection and Allocation Risk. A Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, each Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Rebalancing Risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Portfolio Turnover Risk. The Funds may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Funds’ performance.

New Fund / Adviser Risk. Each Fund was recently formed. Accordingly, investors in the Funds bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

The Mid Cap Fund

Risks of Small and Medium Capitalization Companies. The Mid Cap Fund will be exposed to risks associated with making investments in small and medium capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

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An investment in the Funds is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Funds’ returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, any of the Funds may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. A Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet a Fund’s investment criteria are not available. By keeping cash on hand, a Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

Are the Funds right for you?

Each Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.

•	Investors willing to accept price fluctuations in their investment.

The Large Cap Fund may be appropriate for investors who want exposure to the large cap securities markets. The Mid Cap Fund may be appropriate for investors who want exposure to mid cap securities markets.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is

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verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $5,000 for all account types. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Funds may waive or lower investment minimums for investors who invest in a Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 670-2227 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in

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wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to the specific Cloud Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 670-2227 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of a Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) 670-2227 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) 670-2227.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares and allows the Funds to pay for services provided to Fund shareholders (the 12b-1 Plan”). The 12b-1 Plan allows shareholders

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of the Funds to pay annual 12b-1 expenses of 0.40%. Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of each Fund’s assets on an on-going basis.

Sales Charges

Shares of the Funds are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase shares of the Funds without paying a sales commission. See “Purchases Without a Sales Charge.” The table below also shows the portion of the sales charge that may be reallowed to the broker-dealer or financial intermediary through whom you purchased your shares.

Amount of Investment	Sales Charge as a % of:		Dealer Reallowance As % of Public Offering Price
	Public Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	None

Right of Accumulation

Any “purchaser” (as defined below) may buy shares of the Funds at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

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Letter of Intent

A Letter of Intent (the “LOI”) for amounts of $50,000 in shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of shares of a Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is redeemed and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a redemption order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be redeemed first. Shares held in escrow will then be redeemed and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge. Please contact the Funds’ transfer agent to obtain an LOI application at (877) 670-2227.

Shareholder’s Responsibility With Respect to Breakpoint Discounts

In order to obtain any of the sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by family members at the time of purchase. You must inform your financial adviser of all shares of the Funds held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUNDS OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Funds will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Funds, their transfer agent, and financial intermediaries may not maintain this information.

Purchases Without a Sales Charge

The persons described below may purchase and redeem shares of the Funds without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Funds’ transfer agent as to which of the conditions apply.

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•

Trustees, directors, officers and employees of the Funds or other funds advised by the Adviser, the Adviser and other service providers of the Funds, including employees and members of the immediate family of such individuals and employee benefit plans of such entities;

•

Broker-dealers with selling agreements with the Funds’ distributor or otherwise entitled to be compensated under the Funds’ 12b-1 Plan (and employees, their immediate family members and employee benefit plans of such entities);

•	Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Funds’ distributor;

•	Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Funds;

•

Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Funds’ distributor (and employees, their immediate family members and employee benefit plans of such entities);

•

Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients of the Adviser who were not introduced to the Adviser by a financial intermediary and, prior to the effective date of the Funds, executed investment management agreements with the Adviser;

•	Separate accounts of insurance companies, provided the insurance company has an agreement with the Funds’ distributor or the Funds for this purpose;

•

Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients solicited by employees of the Adviser and who were not otherwise introduced to the Funds or the Adviser by a financial intermediary within one year of the purchase.

In addition, shares of the Funds may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Funds’ distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Funds for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to, or

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different from, those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Funds through a processing organization should read materials provided by the processing organization in conjunction with this prospectus.

Contingent Deferred Sales Charge and Dealer Re-allowance

There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees, however, a contingent deferred sales charge (“CDSC”) of 1% will be imposed if such shares are redeemed within eighteen months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Funds’ distributor receives the entire amount of any CDSC you pay. See the Statement of Additional Information (“SAI”) for additional information about the CDSC.

Except as stated below, the dealer of record receives commissions on sales of $1 million or more based on an investor’s cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $4 million and 0.25% thereafter.

On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the dealer of record receives commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

Under certain circumstances, the Funds’ distributor may change the re-allowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Funds’ distributor retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

Website Disclosure

The Funds do not currently maintain a website. The Funds believe that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.

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Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to a Fund. The Funds and their transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Exchange Shares

You may exchange your shares of one Cloud Capital Fund for shares of the same class of another Cloud Capital Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 670-2227 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

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HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Cloud Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 670-2227 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 670-2227. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter

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some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 670-2227. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency

25

circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”) plus any applicable sales charge. A Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). A Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. Because the Funds may hold portfolio securities that traded in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Funds’ assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as

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determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of income and net realized capital gains. Each Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. A Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by a Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

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Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of a Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in a Fund.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

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Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Each Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

MANAGEMENT OF THE FUNDS

Adviser. Cloud Capital LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135, serves as adviser to each Fund. The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The Adviser was formed in 2008. The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, banking institutions and other corporations. As of May 31, 2012, Cloud Capital LLC had assets under management of $250 million. Cloud Capital LLC is controlled by Randall R. Cloud.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of each Fund. The contractual agreement is effective through May 31, 2014. This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment

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without exceeding the applicable expense limitation. Each Fund is required to pay the Adviser a fee equal to 0.50% of its average daily net assets. Prior to September 28, 2012, the contractual rate payable, with respect to each Fund, to the Adviser was 1.00% of the Fund’s average daily net assets. The new contractual rate became effective on September 28, 2012. During the fiscal year ended May 31, 2012, the Adviser received management fees equal to 0.50% and 0.22% of the average daily net assets, after fee waivers and reimbursement, of the Large Cap Fund and the Mid Cap Fund, respectively.

A discussion of the factors that the Board of Trustees considered in approving each Fund’s advisory agreement is available in the Fund’s semi-annual report for the fiscal period ended November 30, 2011.

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by a Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Funds nor the Adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. A Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser. Mr. Cloud has over 24 years of experience in investment management at Cloud Capital LLC and its predecessor firms. Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

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Joshua C. Peters – Portfolio Manager, Trader of Cloud Capital LLC. Mr. Peters began his career in wealth management at the Oklahoma City office of Merrill Lynch in 2007. He left Merrill Lynch in 2009 to start his own independent investment practice, Peters Family Financial, managing the investments of private clients and small business retirement plans. Mr. Peters merged his practice into Cloud Capital LLC in 2010 and has been responsible for trading and investment analysis for the firm. Mr. Peters graduated from Brigham Young University with a BA in American Studies.

The Funds’ SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of each Fund since its inception. The information reflects financial results for the Institutional shares, as the Class A shares have not yet commenced operations. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information, other than the information for the six-month period ended November 30, 2012 has been audited by                     , Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual report is available from each Fund upon request without charge.

[financial highlights to be supplied]

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ADDITIONAL INFORMATION ABOUT THE INDEXES

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P MidCap® 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index covers over 7% of the U.S. equities market.

S&P, S&P 500 and STANDARD & POOR’S are registered trademarks of Standard & Poor’s Financial Services LLC.

The inclusion of a stock in an index does not imply that it is a good investment.

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FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and each Fund’s Annual and Semi-Annual Reports, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

To request free copies of the current SAI and the Funds’ Annual and Semi-Annual Reports, to request other information about the Funds and to make shareholder inquiries, contact Shareholder Services at (877) 670-2227. The requested documents will be sent within three business days of receipt of the request. The Funds do not currently maintain a website from which the SAI or the Annual and Semi-Annual Reports can be downloaded.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

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Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX

Cloud Capital Strategic Mid Cap Fund – CCIMX

Institutional Class Shares

PROSPECTUS

February     , 2013

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, Oklahoma 74135

918-492-1080

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The prospectus gives you important information about the Funds that you should know before you invest. Please read this prospectus carefully before investing and use it for future reference. The Funds are authorized to offer two classes of shares, one of which, Institutional Class, is offered by this prospectus. Class A Shares are offered by separate prospectus. To obtain a prospectus for those shares, please call 877-670-2227.

FUND SUMMARIES

CLOUD CAPITAL STRATEGIC LARGE CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	0.90%
Acquired Fund Fees and Expenses	x.xx %

Total Annual Fund Operating Expenses	1.41%
Fee Waiver/Expense Reimbursement	(0.00%)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.41%

1.	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund’s average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund’s daily net assets.
2.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

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Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$144	$446	$771	$1,691

Portfolio Turnover

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Large Cap Fund’s portfolio turnover was 163.38%.

Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2012, the S&P 500® Index included companies with market capitalizations between $800 million and $533 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

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The Large Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies

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that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.

Portfolio Management

Investment Adviser. Cloud Capital LLC.

Portfolio Managers. Randy “Bubba” Cloud has been the portfolio manager of the Large Cap Fund since its inception in June 2011. He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

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Joshua C. Peters has been the portfolio manager of the Large Cap Fund since December 2012. He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Large Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the prospectus.

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CLOUD CAPITAL STRATEGIC MID CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	1.18%
Acquired Fund Fees and Expenses	x.xx%

Total Annual Fund Operating Expenses	1.69%
Fee Waiver/Expense Reimbursement	(0.28)%

Total Annual Fund Operating Expenses	1.41%
After Fee Waiver/Expense Reimbursement[2]

1.	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund’s average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund’s daily net assets.
2.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those

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periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$144	$505	$892	$1,974

Portfolio Turnover

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Mid Cap Fund’s portfolio turnover was 178.49%.

Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $210 million and $7 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

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Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the

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value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.

Portfolio Management

Investment Adviser. Cloud Capital LLC.

Portfolio Managers. Randy “Bubba” Cloud has been the portfolio manager of the Mid Cap Fund since its inception in June 2011. He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

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Joshua C. Peters has been the portfolio manager of the Mid Cap Fund since December 2012. He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Mid Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the prospectus.

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Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$1,000,000 for all account types There is no minimum amount for subsequent investments.	By Mail: Cloud Capital Funds [Insert name of specific Fund(s)] Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (877) 670-2227

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Funds’ Transfer Agent by calling (877) 670-2227, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective of the Funds

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Each Fund’s investment objective is not fundamental and may be changed without shareholder approval. A Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

Cloud Capital Strategic Large Cap Fund

The Cloud Capital Strategic Large Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2012, the S&P 500® Index included companies with market capitalizations between $800 million and $533 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Additionally, in most circumstances, securities within each industry group will be equal weighted. The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index. The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

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The Large Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Mid Cap Fund

The Mid Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $210 million and $7 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Additionally, in most circumstances, securities within each industry group will be equal weighted. The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index. The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Mid Cap Fund may invest in the securities of other investment companies that invest primarily in equity securities. The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are described below. There may be circumstances that could prevent a Fund from achieving its investment goal and you may lose money by investing in a Fund. You should carefully consider a Fund’s investment risks before deciding whether to invest in such Fund.

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All Funds

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. A Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that a Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. A Fund’s net asset value may decline as a result of this risk.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject a Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that a Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When a Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Investment Selection and Allocation Risk. A Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, each Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Rebalancing Risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

New Fund / Adviser Risk. Each Fund was recently formed. Accordingly, investors in the Funds bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

The Mid Cap Fund

Risks of Small and Medium Capitalization Companies. The Mid Cap Fund will be exposed to risks associated with making investments in small and medium capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

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An investment in the Funds is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Funds’ returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, any of the Funds may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. A Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet a Fund’s investment criteria are not available. By keeping cash on hand, a Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

Are the Funds right for you?

Each Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.

•	Investors willing to accept price fluctuations in their investment.

The Large Cap Fund may be appropriate for investors who want exposure to the large cap securities markets. The Mid Cap Fund may be appropriate for investors who want exposure to mid cap securities markets.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately

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verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $1,000,000 for all account types. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Funds may waive or lower investment minimums for investors who invest in a Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 670-2227 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next

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determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to the specific Cloud Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 670-2227 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of a Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) 670-2227 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) 670-2227.

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Website Disclosure

The Funds do not currently maintain a website. The Funds believe that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to a Fund. The Funds and their transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Exchange Shares

You may exchange your shares of one Cloud Capital Fund for shares of the same class of another Cloud Capital Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 670-2227 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

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HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Cloud Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 670-2227 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 670-2227. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone

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instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

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Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 670-2227. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Administrative and Processing Support Payments. The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of average annual assets. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”) plus any applicable sales charge. A Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). A Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. Because the Funds may

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have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Funds’ assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of income and net realized capital gains. Each Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. A Fund will send dividends and capital gain distributions

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elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by a Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of a Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in a Fund.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

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In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Each Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

MANAGEMENT OF THE FUNDS

Adviser. Cloud Capital LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135, serves as adviser to each Fund. The Adviser has overall supervisory management responsibility for the

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general management and investment of each Fund’s portfolio. The Adviser was formed in 2008. The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, banking institutions and other corporations. As of May 31, 2012, Cloud Capital LLC had assets under management of $250 million. Cloud Capital LLC is controlled by Randall R. Cloud.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of the each Fund. The contractual agreement is effective through May 31, 2014. This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. Each Fund is required to pay the Adviser a fee equal to 0.50% of its average daily net assets. Prior to September 28, 2012, the contractual rate payable, with respect to each Fund, to the Adviser was 1.00% of the Fund’s average daily net assets. The new contractual rate became effective on September 28, 2012. During the fiscal year ended May 31, 2012, the Adviser received management fees equal to 0.50% and 0.22% of the average daily net assets, after fee waivers and reimbursement, of the Large Cap Fund and the Mid Cap Fund, respectively.

A discussion of the factors that the Board of Trustees considered in approving each Fund’s advisory agreement is available in the Fund’s semi-annual report for the fiscal period ended November 30, 2011.

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by a Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales,

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assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Funds nor the Adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. A Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser. Mr. Cloud has over 24 years of experience in investment management at Cloud Capital LLC and its predecessor firms. Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

Joshua C. Peters – Portfolio Manager, Trader of Cloud Capital LLC. Mr. Peters began his career in wealth management at the Oklahoma City office of Merrill Lynch in 2007. He left Merrill Lynch in 2009 to start his own independent investment practice, Peters Family Financial, managing the investments of private clients and small business retirement plans. Mr. Peters merged his practice into Cloud Capital LLC in 2010 and has been responsible for trading and investment analysis for the firm. Mr. Peters graduated from Brigham Young University with a BA in American Studies.

The Funds’ SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Funds.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of each Fund since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information other than the information for the six-month period ended November 30, 2012 has been audited by                     , Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual report is available from each Fund upon request without charge.

[financial highlights to be supplied]

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ADDITIONAL INFORMATION ABOUT THE INDEXES

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P MidCap® 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index covers over 7% of the U.S. equities market.

S&P, S&P 500 and STANDARD & POOR’S are registered trademarks of Standard & Poor’s Financial Services LLC.

The inclusion of a stock in an index does not imply that it is a good investment.

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FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and each Fund’s Annual and Semi-Annual Reports, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

To request free copies of the current SAI and the Funds’ Annual and Semi-Annual Reports, to request other information about the Funds and to make shareholder inquiries, contact Shareholder Services at (877) 670-2227. The requested documents will be sent within three business days of receipt of the request. The Funds do not currently maintain a website from which the SAI or the Annual and Semi-Annual Reports can be downloaded.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

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Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Each a Series of the Valued Advisers Trust

Statement of Additional Information

February     , 2013

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses (the “Prospectuses”) of the Cloud Capital Funds (the “Funds”) dated February     , 2013. The SAI incorporates by reference the Funds’ Annual Report for the fiscal year ended May 31, 2012. A free copy of the Prospectuses or Annual Report can be obtained by writing Huntington Asset Services, Inc., the Funds’ transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (877) 670-2227.

Current prospectuses:

•	Class A Shares (Large Cap Fund – CCPLX; Mid Cap Fund – CCPMX;

•	Institutional Class Shares (Large Cap Fund – CCILX; Mid Cap Fund – CCIMX

DESCRIPTION OF THE TRUST AND THE FUNDS

Each of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (as the context may require, each of the foregoing may be referred to generally as a “Fund” or collectively as the “Funds”) are open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Trustees. Each Fund offers two classes of shares: Class A Shares and Institutional Class Shares. Each Fund’s investment adviser is Cloud Capital LLC (the “Adviser”).

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and their transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectuses. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Determination of Net Asset Value” in the Prospectuses and this SAI. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at a Fund’s net asset value (plus any applicable sales charge) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by a Fund. The performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

CONSIDERATIONS

This section contains additional information about the investments the Funds may make and some of the techniques they may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Investment Company Securities. The Funds may invest in the securities of other investment companies, including index exchange-traded funds (“ETFs”) and index mutual funds (also called underlying funds). These underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Funds invest in underlying funds they will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of a Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, a Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although a Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, fund of fund arrangements and certain money market fund investments, generally include a prohibition that a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as a Fund) in excess of these limits. A Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. Additionally, in accordance with Section 12(d)(1)(F)(i) of the 1940 Act, a Fund may also invest in ETFs and other investment companies that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying fund, unless otherwise permitted to do so pursuant to permission granted by the SEC. If a Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

C. Depositary Receipts. The Funds may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of each Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Funds will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depositary receipts, are described below under “Foreign Securities.”

D. Foreign Securities. The Funds may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

E. Fixed Income Securities. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of a Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

When investing in fixed income securities, a Fund may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities or “junk bonds,” involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. A Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the turnover rate was 163.38% for the Large Cap Fund and 178.49% for the Mid Cap Fund.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Funds will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Funds will not invest more than 25% of their total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Each Fund’s Adviser is Cloud Capital LLC, 5314 South Yale, Suite 606, Tulsa, Oklahoma 74135. Cloud Capital LLC was formed in 2008 by Richard R. Cloud.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of such Fund. Prior to September 28, 2012, the fee was 1.00% for each Fund.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2014, so that the ratio of total annual operating expenses does not exceed 1.40% for each Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by a Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The following table describes the advisory fees paid to the Adviser by each Fund for the period indicated.

Large Cap Fund

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid
May 31, 2012[1]	$258,866	($129,192)[2]	$129,674

1	For the period June 29, 2011 (commencement of operations) through May 31, 2012.
2	Subject to recoupment by the Adviser through May 31, 2015.

Mid Cap Fund

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid
May 31, 2012[1]	$182,555	($142,245)[2]	$40,310

1	For the period June 29, 2011 (commencement of operations) through May 31, 2012.
2	Subject to recoupment by the Adviser through May 31, 2015.

The Adviser retains the right to use the name “Cloud” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Cloud” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

About the Portfolio Managers

Randy “Bubba” Cloud has been the portfolio manager of each Fund since their inception in June 2011. Joshua C. Peters has been the portfolio manager of each Fund since December 2012. As of December             , 2012, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Funds: [to be updated]

Richard R. Cloud

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	0	0	N/A
Other Accounts	122	$190,000,000	0	N/A

Joshua C. Peters

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	0	N/A	N/A	N/A

Compensation: The Portfolio Managers receive an annual base salary from the Adviser. Mr. Cloud has ownership interests in the Adviser. He may receive distributions from the Adviser, which may come from profits generated by the Adviser.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Funds as for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Funds available to other clients. As a result, there may be circumstances under which the Funds and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Funds. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Funds, or purchase or sell an investment for the Funds and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. The Portfolio Managers may also carry on investment activities for their own account(s) and/or the accounts of family members. As a result of these activities, the Portfolio Managers are engaged in substantial activities other than on behalf of the Funds, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares: As of February             , 2013, the Portfolio Managers owned shares of the Funds in the following ranges. [TO BE UDPATED]

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Richard R. Cloud	[to be added]
Joshua C. Peters	$10,001 - $50,000 – Mid Cap $10,001 - $50,000 – Large Cap

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 76, Independent Trustee, August 2008 to present.	Retired consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments.

Ira Cohen, 53, Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 – present).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; and President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met four times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee did not meet.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee did not meet.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Dr. Merwyn R. Vanderlind – Dr. Vanderlind has over 41 years of business experience, including as a consultant on business investments. He previously served in various executive management positions with an international science and technology research enterprise. Dr. Vanderlind was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational, management and corporate governance issues.

Ira Cohen – Mr. Cohen has over 20 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

R. Jeffrey Young – Mr. Young has over 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; and President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007.

John C. Swhear, 51, Chief Compliance Officer, AML Officer and Vice	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator,

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
President, August 2008 to present.	since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.

Carol J. Highsmith, 48, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 36, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

William J. Murphy, CPA, 49, Treasurer, December 2009 to present	Manager of Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2007; Assistant Treasurer of Unified Series Trust from February 2008 to May 2011; Treasurer and Chief Financial Officer of Dreman Contrarian Funds from February 2008 to March 2011.

Heather Bonds, 37 Secretary, September 2012 to present	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2011 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Dr. Merwyn R. Vanderlind	A	A
Ira Cohen	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Funds on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Funds incur their pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by a Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Dr. Merwyn R. Vanderlind	$1,500	$0	$0	$14,000
Ira Cohen	$1,500	$0	$0	$14,000

*	As of the date of this SAI, the Trust consists of 13 series.
**	For the period June 29, 2011 (commencement of operations) through May 31, 2012, Dr. Vanderlind and Mr. Cohen each received a total of $3,000 from the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[TO BE UPDATED]

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of the Fund’s voting securities and the percentage of the outstanding shares held by such holders, each as of February     , 2013, are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. As of February     , 2013, the Trustees and officers of the Trust own beneficially 0% of the outstanding shares of the Fund.

Large Cap Fund
Name and Address	% Ownership	Type of Ownership
Foliofn Investments Inc. 8180 Greensboro Drive, 8th Floor Mc Lean, VA 22102	46.85%	Record
TD Ameritrade Trust Company P O Box 17748 Denver, CO 80217	23.58%	Record
National Financial Services LLC 200 Liberty St New York, NY 10281	24.86%	Record

Mid Cap Fund

Name and Address	% Ownership	Type of Ownership
Foliofn Investments Inc. 8180 Greensboro Drive, 8th Floor Mc Lean, VA 22102	60.17%	Record
TD Ameritrade Trust Company P O Box 17748 Denver, CO 80217	32.10%	Record

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Funds’ overall obligation to prevent money laundering under federal law. The Trust has, on behalf of each Fund, adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Funds to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with a Fund. The Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and placing each Fund’s portfolio transactions. In executing transactions and selecting brokers or dealers for each Fund, the Adviser will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Adviser shall consider such factors as it deems relevant, including the ability of the broker or dealer to settle the trade promptly and accurately, the financial condition of the broker or dealer, the Adviser’s past experience with similar type trades, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis, and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds. The Adviser will not use “soft dollar” commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Adviser. During the fiscal year ended May 31, 2012, the Funds did not direct any Fund brokerage transactions to brokers based on research services provided to the Adviser.

The following table sets forth the brokerage commissions paid by each Fund on its portfolio brokerage transactions during the periods shown:

Large Cap Fund
Fiscal Year End	Brokerage Commissions
May 31, 2012*	$34,416

*	For the period June 29, 2011 (commencement of operations) through May 31, 2012.

Mid Cap Fund
Fiscal Year End	Brokerage Commissions
May 31, 2012*	$28,049

*	For the period June 29, 2011 (commencement of operations) through May 31, 2012.

CODES OF ETHICS

The Trust, the Distributor and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Codes from the Funds, free of charge, by calling the Funds at (877) 670-2227. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Funds have ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Adviser, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Funds also may post their complete portfolio holdings to their website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Funds do not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing a Fund’s portfolio holdings. Finally, a Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of a Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees. The Adviser votes a Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and a Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (877) 670-2227 to request a copy, or by writing to Huntington Asset Services, Inc., the Funds’ transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. Each Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Funds is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

A Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•

a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•

a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisers with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Funds will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Funds must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (s) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If each Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Funds intend to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Funds paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2012, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the non-qualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Funds from their investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders for taxable years beginning on or prior to December 31, 2012, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 15% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 15% for such gain realized before January 1, 2013. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Under current law, the maximum 15% tax rate on long-term capital gains and qualified dividend income will cease to apply for taxable years beginning after December 31, 2012; beginning in 2013, the maximum rate on long-term capital gains is scheduled to revert to 20%, and all ordinary dividends (including amounts treated as qualified dividends under the law currently in effect) would be taxed as ordinary income. Beginning in 2011, the Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Form 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen Average Cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) suspended the issuance of private letter rulings that authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities through Controlled Foreign Corporation and Commodity-Linked Notes. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS suggests that the tax treatment of such investments is now subject to some uncertainty.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Funds are not immediately included in the income of the Funds. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Funds transfer or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Funds is exercised and the Funds sell or deliver the underlying stock, the Funds generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Funds minus (b) the Funds’ basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Funds pursuant to the exercise of a put option written by it, the Funds generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Funds’ obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Funds is greater or less than the amount paid by the Funds (if any) in terminating the transaction. Thus, for example, if an option written by the Funds expires unexercised, the Funds generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Funds may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Funds as well as listed non-equity options written or purchased by the Funds on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Funds are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Funds, defer losses to the Funds, and cause adjustments in the holding periods of the Funds’ securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Funds have made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Funds will monitor their transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Funds’ investments in derivative instruments and foreign currency-denominated instruments, and any of the Funds’ transactions in foreign currencies and hedging activities, are likely to produce a difference between the Funds’ book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Funds’ book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Funds’ book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Funds’ remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds’ book income is less than the sum of its taxable income and net tax-exempt income (if any), the Funds could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Funds’ income, will depend upon which of the permitted accrual methods the Funds elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if they invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Exchange-Traded Notes and Privately Issued Notes. The Funds may invest in ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Privately issued notes are similar to ETNs except that they are not are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The U.S. federal income tax treatment of ETNs and privately issued note is uncertain in many respects. The IRS has issued very limited guidance. Most ETN prospectuses, PPMs, and SAIs decline to address issues applicable to a RIC’s investment in an ETN in light of the uncertainty.

Although ETNs and privately issued notes are in form indebtedness, they are generally not treated as debt for tax purposes because the return on such a note does not have a clear “interest” component that is based primarily upon the time value of money. For U.S. federal income tax purposes, in most cases the issuer of the ETN or privately issued note and the investors agree to treat all such notes, except certain currency ETNs, as prepaid executory contracts (such as a forward contract) with respect to the relevant index. If such a note were treated in this manner, investors would recognize gain or loss upon the sale, redemption, or maturity of their note in an amount equal to the difference between the amount they receive at such time and their tax basis in the note . Investors generally agree to treat such gain or loss as capital gain or loss, except with respect to those notes for which investors agree to treat such gain or loss as ordinary. Investors in instruments characterized as prepaid forward contracts typically, although not invariably, take the position that they are not required to accrue any income other than stated coupons, if any.

One key question is whether the income generated by an ETN or privately issued notes is good income for purposes of the RIC qualification tests. There is some uncertainty on this subject. The general approach in this regard is to look to the underlying benchmark or strategy. Certain benchmarks or strategies are similar to investments that produce good income and thus the thinking is that the ETNs or privately issued notes would produce good income. On the other hand, other benchmarks or strategies are similar to investments that do not produce good income and thus such ETNs or privately issued notes would not produce good income. Note, however, that there is no guidance on this subject.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs and REMICs. To the extent such investments are permissible for the Funds, the Funds may invest in REITs. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may also require the Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would not have continued to hold. Dividends received by the Funds from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Funds may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should the Funds invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Funds).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Funds in certain PFICs could potentially subject the Funds to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Funds are in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds do not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation originally enacted in 2004, which was extended, a Fund was generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions were generally not subject to U.S. tax withholding. Although the Funds made allowable designations for dividends declared, the provision expired for the Fund’s tax years beginning after 2012. Although the U.S. Congress is considering an extension of the provision, there can be no assurance that the provision will be extended. If the provision is extended, distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Effective January 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through”

USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Funds’ shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Funds’ shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard. A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102, is Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at a Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as each Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Distributor. Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of a Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from each Fund of $1.67 per shareholder account (subject to a minimum annual fee of $20,000) for these transfer agency services.

In addition, Huntington provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from each Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, 0.01% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000).

Huntington also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from each Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets under $100 million, 0.06% of the Fund’s average daily net assets from $100 million to $250 million, and 0.04% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $37,500). Huntington also receives a compliance program services fee of $500 per month from each Fund.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by each Fund during the periods indicated.

Large Cap Fund

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
May 31, 2012*	$28,932	$23,125	$34,687

*	For the period June 29, 2011 (commencement of operations) through May 31, 2012.

Mid Cap Fund

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
May 31, 2012*	$28,884	$23,125	$34,687

*	For the period June 29, 2011 (commencement of operations) through May 31, 2012.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of                     , has been selected as Independent Registered Public Accounting Firm for the Funds for the fiscal year ending May 31, 2013.                      will perform an annual audit of the Funds’ financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and Funds.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Funds. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES FEES

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Class A Shares. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or a Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement.

The Plan provides that each Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.40% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently their investment objectives and to realize economies of scale.

The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of average annual assets. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems.

There have been no 12b-1 fees, as the Class A shares have not yet commenced operations.

FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the fiscal period ended May 31, 2012. You can obtain the Annual Report without charge by calling Shareholder Services at (866) 954-6682 or upon written request to:

Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

(877) 670-2227

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

A-1

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

A-2

EXHIBIT B

Cloud Capital LLC

Proxy Voting Policy and Procedures

I.	Introduction

Rule 206(4)-6 (the “Proxy Voting Rule”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) requires that Cloud Capital adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Cloud Capital has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that Cloud Capital complies with the requirements of the Advisers Act, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to a Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

In general, Cloud Capital does not vote proxies for clients. Cloud Capital serves as investment adviser to Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of the Valued Advisers Trust (the “Trust”), for which Cloud Capital will vote proxies. In voting proxies for the Funds (or any other client for whom Cloud Capital may vote proxies), Cloud Capital is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Funds and their shareholders).

The following details Cloud Capital’s philosophy and practice regarding the voting of proxies.

A.	General

Cloud Capital will vote proxies in a manner intended to maximize the value of investments to shareholders (i.e. the value of the security will increase or the potential negative effects will be diminished), subject to reasonable standards. Accordingly, there may be occasions where Cloud Capital determines the best course of action to take on a particular vote is to abstain or to refrain from voting, such as when Cloud Capital determines that the cost of voting the proxy exceeds the benefits to the shareholders.

Cloud Capital believes that the recommendation of management on any issue should be given substantial weight. Therefore, the vote with respect to most issues presented in proxy statements should be case in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the client.

B.	Procedures

To implement Cloud Capital’s proxy voting policies, Cloud Capital has developed the following procedures for voting proxies.

1.	Upon receipt of a corporate proxy by Cloud Capital, the special or annual report and the proxy are submitted to Cloud Capital’s proxy voting manager (the “Proxy Manager”).

2.	The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of Cloud Capital’s Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

3.	To the extent required under the Proxy Voting Rule, the Proxy Manager will be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for a Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the

The Proxy Manager may provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in Cloud Capital’s files.

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the Proxy Manager’s designee shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

Cloud Capital has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies as set forth below. These guidelines are divided into routine matters and non-recurring or extraordinary matters.

A.	Routine Matters. Voting decisions for routine matters are made by the Proxy Manager. It is Cloud Capital’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters.

B.	Non-Recurring and Extraordinary Matters. Voting decisions for non-recurring and extraordinary matters are made by the Proxy Manager on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring or extraordinary matter for which there is no suggestion detailed below, it is the general policy of Cloud Capital to vote proxies, after considering such factors as Cloud Capital consider relevant, in a manner that it believes will be consistent with efforts to maximize Fund shareholder value.

1. Accept:

•	Proposals supporting best practices for corporate governance

•	Restoration or protection of shareholders’ authority

2. Reject:

•	Protection of management from results of mergers and acquisitions.

•	Proposals have the effect of diluting the value of the existing shares.

•	Reduction of shareholders’ power over company actions.

3. Vote With Management:

•	Proposals that address social or moral issues.

IV.	Conflicts

Cloud Capital will attempt to resolve any conflict of interest between Fund shareholder interests, other Cloud Capital clients, and the business interests of Cloud Capital or the Trust in the way that will most benefit the shareholders of the respective Fund. Generally, in cases where Cloud Capital is aware of a conflict between the interests of a client and the interests of Cloud Capital or an affiliated person of Cloud Capital (e.g., a portfolio company is a client or an affiliate of a client of Cloud Capital), Cloud Capital will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions. In the event that Cloud Capital does not receive instructions from the client within three business days of the notice, Cloud Capital may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.	Cloud Capital Disclosure of How to Obtain Voting Information

The Proxy Voting Rule requires Cloud Capital to disclose in response to any client request how the client can obtain information from Cloud Capital on how its securities were voted. Cloud Capital will disclose in Part 2 of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to Cloud Capital. Upon receiving a written request from a client, Cloud Capital will provide the information requested by the client within a reasonable amount of time.

The Proxy Voting Rule also requires Cloud Capital to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Upon receiving a written request from a client, Cloud Capital will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

Cloud Capital shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Cloud Capital that were material to making a decision how to vote, or that memorialized the basis for the decision;

(v)	Records of client requests for proxy voting information, and

(vi)	With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

Cloud Capital shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of a Fund by Cloud Capital as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

Cloud Capital may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Cloud Capital maintained with a third party such as a proxy voting service, provided that Cloud Capital has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by the Cloud Capital, provided that material changes to this policy that affect proxy voting for the Funds shall be ratified by the Trust within four (4) months of adoption by Cloud Capital.

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the

Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust – Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(d)(8)	(i) Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co. – To be filed.

(d)(14)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC – To be filed.

(d)(15)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC – To be filed.

(d)(16)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management – To be filed.

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and Citibank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(9)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(h)(10)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(h)(11)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co. – To be filed.

(h)(12)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC – To be filed.

(h)(13)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – To be filed.

(h)(14)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(15)	Expense Limitation Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(h)(16)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(h)(17)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(h)(18)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(h)(19)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 92 filed December 13, 2012 (File No. 811-22208).

(h)(20)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(h)(21)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(h)(22)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(23)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(h)(24)	Expense Limitation Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(h)(25)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co. – To be filed.

(h)(26)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC – To be filed.

(h)(27)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC – To be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(i)(8)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 83 Filed September 28, 2012 (File No. 811-22208).

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(i)(13)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TVAM International Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed February 29, 2012 (File No. 811-22208).

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed September 28, 2012 (File No. 811-22208).

(i)(16)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(i)(17)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the MCM All-Cap Growth Fund – To be filed.

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund – To be filed.

(i)(20)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Sound Mind Funds – To be filed.

(j)(1)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(j)(2)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(j)(3)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 83 filed September 28, 2012 (File No. 811-22208).

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(j)(5)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed February 29, 2012 (File No. 811-22208).

(j)(6)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(j)(7)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed September 28, 2012 (File No. 811-22208).

(j)(8)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, and Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(j)(9)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – To be filed.

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund – To be filed.

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the TVAM International Intrinsic Value Fund – To be filed.

(j)(12)	Consent of Ashland Partners & Company, LLP, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(j)(13)	Consent of Ashland Partners & Company, LLP, with respect to the TVAM International Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(j)(14)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(15)	Consent of Ashland Partners & Company, LLP, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(16)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the MCM All-Cap Growth Fund – To be filed.

(j)(17)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dreman Contrarian Small Cap Value Fund – To be filed.

(j)(18)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – To be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (file No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-22208).

(m)(5)	Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(m)(7)	Distribution Plan under Rule 12b-1 for Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(m)(8)	Distribution Plan under Rule 12b-1 for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(m)(9)	Distribution Plan under Rule 12b-1 for Dreman Contrarian Small Cap Value Fund – To be filed.

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(n)(4)	Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(n)(5)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund – To be filed.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(p)(4)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(6)	Code of Ethics for Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(7)	Code of Ethics for Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(p)(9)	Code of Ethics for Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(p)(10)	Code of Ethics for Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(p)(11)	Code of Ethics for Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(12)	Code of Ethics for Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 93 filed December 13, 2012 (File No. 811-22208).

(p)(13)	Code of Ethics for Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(p)(14)	Code of Ethics for BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(p)(15)	Code of Ethics for Mitchell Capital Management Co. – To be filed.

(p)(16)	Code of Ethics for Dreman Value Management, LLC – To be filed.

(p)(17)	Code of Ethics for SMI Advisory Services, LLC – To be filed.

(p)(18)	Code of Ethics for Reams Asset Management – To be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008; Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010; and Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., Dreman Contrarian Funds, H C Capital Trust, Huntington Funds, and Unified Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Anna Maria Spurgin**	President	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane* A. Dawn Story*	Vice President Vice President	None None

Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham** Richard A. Cheap* Larry D. Case*	Controller Secretary Assistant Secretary	None None None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Global Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, TVAM International Intrinsic Value Fund, BRC Large Cap Focus Equity Fund, MCM All-Cap Growth Fund, and Dreman Contrarian Small Cap Value Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)

IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund – terminated fund on December 9, 2009).

(d)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(e)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(f)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(g)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(h)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(i)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(j)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(k)	Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(l)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Global Allocation Fund).

(m)	Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(n)

FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(o)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(p)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

(q)	Todd Veredus Asset Management, LLC, 101 South 5th Street, Louisville, KY 40202 (records relating to its function as investment adviser to TVAM International Intrinsic Value Fund).

(r)	BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111 (records relating to its function as investment adviser to BRC Large Cap Focus Equity Fund).

(s)	Michel Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211 (records relating to its function as investment adviser to MCM All-Cap Growth Fund).

(t)	Dreman Value Management, LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311 (records relating to its function as investment adviser to Dreman Contrarian Small Cap Value Fund).

(u)	SMI Advisory Services, LLC, 11135 Baker Hollow Road, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

(v)	Reams Asset Management, a division of Scout Investment Advisors, Inc., 227 Washington Street, Columbus, Indiana 47202 (records relating to its function as subadviser to the Sound Mind Funds.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 98 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 18th day of January, 2013.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	January 18, 2013
Dr. Merwyn Vanderlind, Trustee	Date

*	January 18, 2013
Ira Cohen, Trustee	Date

*	January 18, 2013
R. Jeffrey Young, President and Trustee	Date

*	January 18, 2013
William J. Murphy, Treasurer and Principal Financial Officer	Date

* By:	/s/ Carol J. Highsmith	January 18, 2013
Carol J. Highsmith, Vice President, Attorney in Fact		Date